TRADE ACCOUNTS RECEIVABLE - Trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 2,915,206	R$ 3,035,817
Neither past due nor impaired | Current
TRADE ACCOUNTS RECEIVABLE
Financial assets	2,603,229	2,552,459
Past due but not impaired | Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	209,210	180,909
Past due but not impaired | From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	51,420	148,388
Past due but not impaired | From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	2,062	20,448
Past due but not impaired | From 91 to 120 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	6,665	20,680
Past due but not impaired | From 121 to 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	8,618	17,899
Past due but not impaired | More than 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 34,002	R$ 95,034